Adoption of new accounting standards - Reconciliation of lease commitments previously reported and lease liability recognized (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of operating lease commitments to lease liabilities [Roll Forward]
Operating lease commitments at December 31, 2018	$ 8,826	$ 64,690
Exclusion of arrangements to explore for or use minerals		(53,186)
Leases with low value at January 1, 2019		(1,677)
Leases with less than 12 months of remaining lease term at January 1, 2019		(866)
Arrangements reassessed as leases		3,120
Effect of discounting using the incremental borrowing rate at January 1, 2019		(3,255)
Lease liabilities recognized as IFRS 16 adjustment at January 1, 2019	$ 8,826	$ 64,690